Derivative Instruments and Accounting Hedges - Cash flows of the underlying assets portfolio and the cash flow of the liability part of the derivatives (Details) - Cash Flow hedge - CLP ($)
$ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	$ 1,293,174	$ 1,313,683
Between 1 and 3 months | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	144,458	2,344
Between 3 and 12 months | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	237,340	281,377
Due after 1 years but within 3 years | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	173,263	414,764
Due after 3 years but within 5 years | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	195,590	59,737
Due after 5 years | Cash flow in CLF
Cash flows of the underlying asses portfolio
Cash inflows	542,523	555,461
Cross Currency Swap HKD
Cash flows of the underlying asses portfolio
Cash outflows	(378,150)	(377,023)
Cross Currency Swap HKD | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows	(59,667)	(9,404)
Cross Currency Swap HKD | Due after 1 years but within 3 years
Cash flows of the underlying asses portfolio
Cash outflows	(16,835)	(66,188)
Cross Currency Swap HKD | Due after 3 years but within 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(68,362)	(16,365)
Cross Currency Swap HKD | Due after 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(233,286)	(285,066)
Cross Currency Swap JPY
Cash flows of the underlying asses portfolio
Cash outflows	(204,243)	(202,989)
Cross Currency Swap JPY | Between 1 and 3 months
Cash flows of the underlying asses portfolio
Cash outflows	(50,247)	(1,061)
Cross Currency Swap JPY | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows	(2,740)	(3,372)
Cross Currency Swap JPY | Due after 1 years but within 3 years
Cash flows of the underlying asses portfolio
Cash outflows	(37,432)	(85,598)
Cross Currency Swap JPY | Due after 3 years but within 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(35,213)	(35,063)
Cross Currency Swap JPY | Due after 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(78,611)	(77,895)
Cross Currency Swap USD
Cash flows of the underlying asses portfolio
Cash outflows	(193,821)	(155,917)
Cross Currency Swap USD | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows	(47,797)	(111,077)
Cross Currency Swap USD | Due after 1 years but within 3 years
Cash flows of the underlying asses portfolio
Cash outflows	(107,893)	(44,840)
Cross Currency Swap USD | Due after 3 years but within 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(1,243)
Cross Currency Swap USD | Due after 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(36,888)
Cross Currency Swap CHF
Cash flows of the underlying asses portfolio
Cash outflows	(422,670)	(484,333)
Cross Currency Swap CHF | Between 1 and 3 months
Cash flows of the underlying asses portfolio
Cash outflows	(94,211)	(1,283)
Cross Currency Swap CHF | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows	(125,325)	(155,767)
Cross Currency Swap CHF | Due after 1 years but within 3 years
Cash flows of the underlying asses portfolio
Cash outflows	(7,482)	(214,620)
Cross Currency Swap CHF | Due after 3 years but within 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(87,164)	(4,793)
Cross Currency Swap CHF | Due after 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(108,488)	(107,870)
Cross Currency Swap EUR
Cash flows of the underlying asses portfolio
Cash outflows	(94,290)	(93,421)
Cross Currency Swap EUR | Between 3 and 12 months
Cash flows of the underlying asses portfolio
Cash outflows	(1,811)	(1,757)
Cross Currency Swap EUR | Due after 1 years but within 3 years
Cash flows of the underlying asses portfolio
Cash outflows	(3,621)	(3,518)
Cross Currency Swap EUR | Due after 3 years but within 5 years
Cash flows of the underlying asses portfolio
Cash outflows	(3,608)	(3,516)
Cross Currency Swap EUR | Due after 5 years
Cash flows of the underlying asses portfolio
Cash outflows	$ (85,250)	$ (84,630)